Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.1%
2,379	iShares 20+ Year Treasury Bond ETF	$253,054	1.0
2,887	iShares Russell 2000 ETF	515,041	2.1
30,708	Vanguard FTSE Developed Markets ETF	1,387,080	5.5
628	Vanguard Mid-Cap ETF	132,458	0.5

	Total Exchange-Traded Funds
	(Cost $2,089,232)	2,287,633	9.1

MUTUAL FUNDS: 90.9%
	Affiliated Investment Companies: 90.9%
126,533	Voya Large Cap Value Portfolio - Class R6	676,953	2.7
193,500	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,753,108	6.9
232,796	Voya Multi-Manager International Equity Fund - Class I	2,223,198	8.8
231,729	Voya Multi-Manager International Factors Fund - Class I	2,016,040	8.0
66,667	Voya Multi-Manager Mid Cap Value Fund - Class I	585,339	2.3
23,975	(1) Voya Russell Large Cap Growth Index Portfolio Class I	1,274,284	5.0
9,922	(1) Voya Small Cap Growth Fund - Class R6	348,264	1.4
43,638	Voya Small Company Fund - Class R6	580,387	2.3
509,816	Voya U.S. Stock Index Portfolio - Class I	8,641,382	34.2
51,671	VY® Invesco Comstock Portfolio - Class I	1,080,448	4.3
77,308	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,044,013	8.1
67,312	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	622,634	2.5
16,357	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,123,722	4.4

	Total Mutual Funds
	(Cost $23,926,901)	22,969,772	90.9

	Total Investments in Securities (Cost $26,016,133)	$25,257,405	100.0
	Assets in Excess of Other Liabilities	1,922	0.0
	Net Assets	$25,259,327	100.0

(1)	Non-income producing security.

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,287,633	$–	$–	$2,287,633
Mutual Funds	22,969,772	–	–	22,969,772
Total Investments, at fair value	$25,257,405	$–	$–	$25,257,405

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$393,855	$351,436	$(754,158)	$8,867	$-	$1,228	$(4,061)	$-
Voya Large Cap Value Portfolio - Class R6	698,946	59,241	(265,803)	184,569	676,953	-	(165,080)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,575,319	398,224	(504,598)	284,163	1,753,108	-	(202,788)	-
Voya Multi-Manager International Equity Fund - Class I	2,370,921	214,256	(775,285)	413,306	2,223,198	-	(232,127)	-
Voya Multi-Manager International Factors Fund - Class I	2,112,574	204,265	(512,214)	211,415	2,016,040	-	(53,990)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	632,098	50,528	(120,133)	22,846	585,339	-	(18,485)	-
Voya Russell Large Cap Growth Index - Class I	-	1,163,862	(6,319)	116,741	1,274,284	-	378	-
Voya Small Cap Growth Fund - Class R6	384,939	38,251	(100,422)	25,496	348,264	-	1,900	-
Voya Small Company Fund - Class R6	651,669	79,303	(182,754)	32,169	580,387	-	(1,164)	-
Voya U.S. Stock Index Portfolio - Class I	8,560,568	718,524	(1,416,334)	778,624	8,641,382	-	(161,158)	-
VY® Invesco Comstock Portfolio - Class I	1,146,236	99,870	(152,885)	(12,773)	1,080,448	-	12,735	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,060,463	188,568	(369,469)	164,451	2,044,013	-	(39,689)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	627,575	59,439	(204,438)	140,058	622,634	-	(90,308)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,130,642	153,386	(641,189)	480,883	1,123,722	-	(303,492)	-
	$22,345,805	$3,779,153	$(6,006,001)	$2,850,815	$22,969,772	$1,228	$(1,257,329)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $27,354,777.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$393,954
Gross Unrealized Depreciation	(2,491,326)
Net Unrealized Depreciation	$(2,097,372)